FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-07300

                           Safeco Tax-Exempt Bond Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   4854 154th Pl NE., Redmond, WA 98052
--------------------------------------------------------------------------------
                (Address of principal executive offices)

                              William E. Crawford
                               5069 154th Pl NE
                           Redmond, Washington, 98052
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (425) 376-5328

Date of fiscal year end:   12/31

Date of reporting period:   7/1/03 to 6/30/04

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Safeco Tax-Exempt Bond Trust

By (Signature and Title)  /s/ Roger F. Harbin
                              Roger F. Harbin, President
Date   August 30, 2004




=========================== SAFECO MUNICIPAL BOND FUND =========================


NO PROXIES WERE VOTED DURING THE REPORTING PERIOD.




=================== SAFECO cALIFORNIA TAX-FREE INCOME FUND =====================

NO PROXIES WERE VOTED DURING THE REPORTING PERIOD.




================ SAFECO INTERMEDIATE-TERM MUNICIPAL BOND FUND ==================

NO PROXIES WERE VOTED DURING THE REPORTING PERIOD.